Real Estate Business Park Acquisitions	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Real Estate Business Park Acquisitions

17.	Real Estate Business Park Acquisitions.

The Company has allocated the purchase price of property acquisitions based upon the fair value of the assets acquired, consisting of land, buildings and intangible assets, including in-place leases and below market leases.  These deferred leasing intangible assets are recorded within Deferred Costs and Deferred lease intangible, net in the consolidated balance sheets. The value of the in-place lease intangibles will be amortized to amortization expense over the remaining lease terms. The fair value assigned pertaining to the above market in-place leases values are amortized as a reduction to rental revenue, and the below market in-place lease values are amortized as an increase to rental revenue over the remaining non-cancelable terms of the respective leases.

DOCK 79 – The Company will recognize the amortization related to the Dock 79 intangible assets (Note 3) according to the following schedule (in thousands):

In-place
Leases
Initial Values	$4,727
Annual Amortization:
2017	$2,501
2018	2,201
2019	25